Fair Value Measurement - Significant Change In Fair Value Measurement Of Assets And Liabilities (Details) € in Thousands	12 Months Ended
Dec. 31, 2024 EUR (€)
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	€ 2,071,577
Assets at end of period	2,328,819
Level 3
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	3,618
Additions	9
Fair value adjustments	406
Assets at end of period	4,033
Financial Assets - Investments FVTPL | Level 3
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	436
Additions	9
Fair value adjustments	(350)
Assets at end of period	95
Non-current secured notes at FVTPL | Level 3
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	3,182
Additions	0
Fair value adjustments	756
Assets at end of period	€ 3,938